                                                                               .
                                                                               .
                                                                               .

                                                                    Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                               October 2009
Payment Date                                                                                                      11/16/2009
Transaction Month                                                                                                          4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $1,231,827,946.39                    67,817                    57.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $330,000,000.00                  0.79625%                  July 15, 2010
 Class A-2 Notes                                    $184,000,000.00                    2.000%              December 15, 2011
 Class A-3 Notes                                    $343,000,000.00                    2.720%              November 15, 2013
 Class A-4 Notes                                    $163,000,000.00                    4.430%              November 15, 2014
                                                    ---------------
    Total                                         $1,020,000,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $4,105,072.73

PRINCIPAL:
 Principal Collections                                                                                        $23,310,095.13
 Prepayments in Full                                                                                          $10,607,453.33
 Liquidation Proceeds                                                                                            $635,775.22
 Recoveries                                                                                                        $5,905.93
                                                                                                                   ---------
    SUB TOTAL                                                                                                 $34,559,229.61

COLLECTIONS                                                                                                   $38,664,302.34

PURCHASE AMOUNTS:

 Purchase Amounts Related to Principal                                                                           $245,093.30
 Purchase Amounts Related to Interest                                                                              $1,597.09
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $246,690.39

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
AVAILABLE FUNDS - TOTAL                                                                                       $38,910,992.73

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                               October 2009
Payment Date                                                                                                      11/16/2009
Transaction Month                                                                                                          4

III. DISTRIBUTIONS

                                                                                               CARRYOVER           REMAINING

                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Trustee Fees and Expenses                                 $0.00            $0.00       $0.00       $0.00      $38,910,992.73
Servicing Fee                                       $853,848.79      $853,848.79       $0.00       $0.00      $38,057,143.94
Interest - Class A-1 Notes                           $79,638.80       $79,638.80       $0.00       $0.00      $37,977,505.14
Interest - Class A-2 Notes                          $306,666.67      $306,666.67       $0.00       $0.00      $37,670,838.47
Interest - Class A-3 Notes                          $777,466.67      $777,466.67       $0.00       $0.00      $36,893,371.80
Interest - Class A-4 Notes                          $601,741.67      $601,741.67       $0.00       $0.00      $36,291,630.13
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00      $36,291,630.13
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $36,291,630.13
Regular Principal Payment                       $112,519,492.39   $36,291,630.13       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                             $38,910,992.73

                                                               PRINCIPAL PAYMENT:
                                                                     Priority Principal Payment                        $0.00
                                                                     Regular Principal Payment                $36,291,630.13
                                                                                                              --------------
                                                                     TOTAL                                    $36,291,630.13

IV. NOTEHOLDER PAYMENTS

                        NOTEHOLDER PRINCIPAL PAYMENTS     NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $36,291,630.13         $109.97      $79,638.80            $0.24   $36,371,268.93             $110.22
Class A-2 Notes                  $0.00           $0.00     $306,666.67            $1.67      $306,666.67               $1.67
Class A-3 Notes                  $0.00           $0.00     $777,466.67            $2.27      $777,466.67               $2.27
Class A-4 Notes                  $0.00           $0.00     $601,741.67            $3.69      $601,741.67               $3.69
                                 -----                     -----------                       -----------
TOTAL                   $36,291,630.13                   $1,765,513.81                    $38,057,143.94

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                            October 2009
Payment Date                                                                                                   11/16/2009
Transaction Month                                                                                                       4

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                              END OF PERIOD
                                                            BALANCE           NOTE FACTOR               BALANCE          NOTE FACTOR
Class A-1 Notes                                     $112,519,492.39             0.3409682      $76,227,862.26              0.2309935
Class A-2 Notes                                     $184,000,000.00             1.0000000     $184,000,000.00              1.0000000
Class A-3 Notes                                     $343,000,000.00             1.0000000     $343,000,000.00              1.0000000
Class A-4 Notes                                     $163,000,000.00             1.0000000     $163,000,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                               $802,519,492.39             0.7867838     $766,227,862.26              0.7512038

POOL INFORMATION
 Weighted Average APR                                                              4.943%                                     4.903%
 Weighted Average Remaining Term                                                    55.03                                      54.43
 Number of Receivables Outstanding                                                 58,121                                     56,525
 Pool Balance                                                           $1,024,618,543.23                            $989,259,024.97
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                       $885,483,658.28                            $854,649,311.86
 Pool Factor                                                                    0.8317871                                  0.8030821

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $12,318,279.46
Targeted Credit Enhancement Amount                                                                                    $14,838,885.37
Yield Supplement Overcollateralization Amount                                                                        $134,609,713.11
Targeted Overcollateralization Amount                                                                                $212,286,116.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $223,031,162.71
Fixed Overcollateralization                                                                                           $75,155,797.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $12,318,279.46
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $12,318,279.46
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve  Balance                                                                                            $12,318,279.46

FORD CREDIT AUTO OWNER TRUST 2009-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                            October 2009
Payment Date                                                                                                   11/16/2009
Transaction Month                                                                                                       4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES              AMOUNT
Realized Loss                                                                                     219         $561,101.28
(Recoveries)                                                                                       11           $5,905.93
                                                                                                                ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                      $555,195.35
Cumulative Net Losses Last Collection Period                                                                  $538,232.83
                                                                                                              -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                            $1,093,428.18

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.65%

                                                                    % OF EOP POOL    # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                       1.33%                 668      $13,185,743.71
61-90 Days Delinquent                                                       0.14%                  63       $1,361,961.74
91-120 Days Delinquent                                                      0.04%                  15         $397,653.54
Over 120 Days Delinquent                                                    0.03%                  12         $262,251.96
                                                                            -----                  --         -----------
TOTAL DELINQUENT RECEIVABLES                                                1.54%                 758      $15,207,610.95

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        57       $1,317,178.91
Total Repossesed Inventory                                                                         75       $1,821,031.93

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.1992%
Preceding Collection Period                                                                                       0.3392%
Current Collection Period                                                                                         0.6616%
Three Month Average                                                                                               0.4000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0930%
Preceding Collection Period                                                                                       0.1153%
Current Collection Period                                                                                         0.1592%
Three Month Average                                                                                               0.1225%